Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities
Payments to suppliers and employees	$ (29,308,138)	$ (7,448,892)	$ (2,596,997)
Interest received from bank accounts	1,880,176	56,001
Finance costs	(9,786)	(8,031)
Grants received	7,969	98,722	75,322
VAT refund received	500	49,895	7,027
Tax paid			(658,472)
Merger expenses paid	(2,241,109)	(7,244,846)	(11,949,234)
Net cash (used in) operating activities	(29,670,388)	(14,497,151)	(15,122,354)
Cash flows from investing activities
Payment for property, plant and equipment	(9,788,334)	(2,076)
Payments for exploration and evaluation	(3,162,601)	(1,040,142)	(1,068,572)
Investment in equity-accounted joint venture	(20,102,578)	(5,268,316)	(5,000,000)
Costs associated with Obeikan joint venture	(272,807)	(384,685)
Investment in 60 North Greenland ApS	(5,423,067)
Cash at acquisition of Tanbreez	1,762,010
Cash at acquisition of Sizzle merger			9,835,289
Net cash (used in) provided by investing activities	(36,987,377)	(6,695,219)	3,766,717
Cash flows from financing activities
Cash from the issue of shares	144,999,998	24,550,000	1,060,938
Cash from the exercise of warrants for shares	23,421,154	2,709,251	6,170,683
Payment for share issue costs	(5,100,000)	(1,643,000)
Transfer of cash from unrestricted to restricted	(68,673)		(15,000,000)
Cash received in respect of offtake prepayment			15,000,000
Funding from related party	(54,251)	1,585,995	4,234,254
Proceeds from capital contributions			1,127,417
Repayment of lease liability	(13,845)	(12,567)	(24,483)
Net cash provided by financing activities	163,184,383	27,189,679	12,568,809
Net increase in cash and cash equivalents	96,526,618	5,997,309	1,213,172
Cash and cash equivalents at beginning of year	7,297,328	1,259,242	137,451
Effects on exchange rate fluctuations on cash held	(1,347,368)	40,777	(91,381)
Cash and cash equivalents at end of year	$ 102,476,578	$ 7,297,328	$ 1,259,242